UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549
                             FORM N-PX
        ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                     MANAGEMENT INVESTMENT COMPANY

          Investment Company Act file number   811-21368

                     BTOP50 Managed Futures Fund
         (Exact name of registrant as specified in charter)

                         800 Third Avenue
                        New York, NY 10022
         (Address of principal executive offices) (Zip code)

                   Asset Alliance Advisors, Inc.
                         800 Third Avenue
                        New York, NY 10022
              (Name and address of agent for service)

  Registrant's telephone number, including area code:  800-226-6477

                Date of fiscal year end:  October 31

         Date of reporting period:  July 1, 2006 - June 30, 2007

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form
N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


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                          PROXY VOTING RECORD

                FOR PERIOD JULY 1, 2006 TO JUNE 30, 2007

Item 1. Proxy Voting Record

The Registrant has not yet commenced operations and therefore has no proxy voting history for the period July 1, 2006 - June 30, 2007.


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                               SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        BTOP50 Managed Futures Fund

By (Signature and Title)*      /s/Stephen G. Bondi
                               Stephen G. Bondi, President
                               (Principal Executive Officer)

Date          8/14/07

*Print the name and title of each signing officer under his or her signature.